Loss per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss per share:
Basic weighted average number of common shares outstanding (in shares)	59,023,380	47,430,219
Basic and diluted loss per share	$ (0.54)	$ (0.55)